Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share
Excluded shares from diluted EPS because their inclusion would have an antidilutive effect									1	45	168
Net income attributable to Comcast Corporation	$ 1,518	$ 2,113	$ 1,348	$ 1,224	$ 1,287	$ 908	$ 1,022	$ 943	$ 6,203	$ 4,160	$ 3,635
Basic shares attributable to Comcast Corporation shareholders									2,678	2,746	2,808
Assumed exercise or issuance of shares relating to stock plans									39	32	12
Diluted shares attributable to Comcast Corporation shareholders									2,717	2,778	2,820
Basic earnings per common share attributable to Comcast Corporation shareholders	$ 0.57	$ 0.79	$ 0.50	$ 0.45	$ 0.47	$ 0.33	$ 0.37	$ 0.34	$ 2.32	$ 1.51	$ 1.29
Diluted earnings per common share attributable to Comcast Corporation shareholders	$ 0.56	$ 0.78	$ 0.50	$ 0.45	$ 0.47	$ 0.33	$ 0.37	$ 0.34	$ 2.28	$ 1.50	$ 1.29